SIGNIFICANT ACCOUNTING POLICIES - Estimated Useful Lives of PP&E (Details)	12 Months Ended
Dec. 31, 2018
Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	60 months
Computers
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	36 months
Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	60 months